Prime Series

Institutional Class Shares

Colorado Investors Class Shares

Government Series

Supplement to Prospectus and Statement of Additional Information

Dated October 31, 2013, as Supplemented November 26, 2013

The following supplements information contained in the Prospectus and Statement of Additional Information of Prime Series and Government Series (each, a “Fund” and collectively, the “Funds”), each an investment portfolio of PFM Funds (the “Trust”), and replaces the supplement to the Prospectus and Statement of Additional Information of the Funds dated May 16, 2014.

Effective July 1, 2014, the fees payable by each Fund to PFM Asset Management LLC, the investment adviser, administrator and transfer agent of the Funds (the “Adviser”), are as follows:

Investment Adviser Fees

Each Fund pays the Adviser an investment advisory fee, accrued daily and payable monthly, which is determined by applying the following annual percentage rates to the average daily net assets of the Fund:

Fund Net Assets	Rate
First $2 billion	0.07%
Next $3 billion	0.065%
Next $5 billion	0.06%
Over $10 billion	0.05%

Administrator Fees

Each Fund pays the Adviser a fee for administrative services computed at the annual rate of 0.02% of its average daily net assets. This fee is accrued daily and payable monthly.

Transfer Agent Fees

Each Fund pays the Adviser a fee for transfer agent and shareholder services, accrued daily and payable monthly, which is determined by applying the following annual percentage rates to the average daily net assets, as applicable:

Prime Series:
Institutional Class	0.08%
Colorado Investors Class	0.07%
Government Series	0.08%

The following tables show the fees and expenses of each Fund, assuming that expenses incurred by the Funds (other than fees payable to the Adviser, which were modified effective July 1, 2014) remain the same as they were during the year ended December 31, 2013 and that the net assets of the Funds and of each class of shares of Prime Series are the same as they were during the year ended December 31, 2013. The tables reflect the effect of the contractual limitation on fees payable to the Adviser by Prime Series, which is described further in the footnote below, but do not reflect the impact of any voluntary waiver of fees by the Adviser.

Summary of Fund Expenses

These are the fees and expenses you may pay when you buy and hold shares of each Fund, or class thereof.

Prime Series – Institutional Class

Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets) (As A Percentage Of Average Net Assets)
Management Fees		0.09%
Distribution (12b-1) Fees		0.00%
Other Expenses:		0.09%
Transfer Agent Fees	0.08%
Other Operating Expenses	0.01%
Total Annual Fund Operating Expenses		0.18%
Less: Contractual Fee Waivers*		(0.02)%
Net Annual Fund Operating Expenses		0.16%

Prime Series – Colorado Investors Class

Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets) (As A Percentage Of Average Net Assets)
Management Fees		0.09%
Distribution (12b-1) Fees		0.00%
Other Expenses:		0.08%
Transfer Agent Fees	0.07%
Other Operating Expenses	0.01%
Total Annual Fund Operating Expenses		0.17%
Less: Contractual Fee Waivers*		(0.02)%
Net Annual Fund Operating Expenses		0.15%

* Under terms of an agreement between the Adviser and the Treasury Board of the Commonwealth of Virginia (the “Treasury Board”), the Adviser currently is required to waive a portion of its investment advisory, administration or transfer agency fees to the extent necessary so that such fees do not exceed an aggregate effective annual rate of 0.09% of the average daily net assets of the SNAP Fund Class (a class of shares of Prime Series that is offered by means of a separate prospectus) up to $1 billion, 0.065% of the average daily net assets of the SNAP Fund Class from $1 billion to $3 billion and 0.05% of the average daily net assets of the SNAP Fund Class in excess of $3 billion on an annualized basis ("Contractual Fee Waiver"). The Contractual Fee Waiver is effective through March 31, 2015 and may be extended for three 1-year periods from that date if mutually agreed to by the Adviser and the Treasury Board. The Contractual Fee Waiver effectively limits the investment advisory fees and administration fees the Adviser charges to the Prime Series as a whole.  The fees waived by the Adviser pursuant to the Contractual Fee Waiver are not subject to recoupment by the Adviser.

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The Adviser has agreed to enter into a fee waiver agreement with Prime Series that provides that during the two-year period following June 30, 2014, aggregate fees paid to the Adviser by each of the SNAP Fund Class, Institutional Class and Colorado Investors Class will not exceed the aggregate fees that would have been paid to the Adviser by such class under the fee structure in place prior to July 1, 2014 (taking into account the Contractual Fee Waiver).

Pursuant to a voluntary fee reduction agreement with the Trust, the Adviser also may, but is not obligated to, temporarily reduce investment advisory, administration or transfer agent fees payable by Prime Series to help Prime Series or classes thereof achieve a more competitive yield.  Fees waived pursuant to the voluntary fee reduction agreement may be recouped by the Adviser for up to three years, subject to certain agreed upon terms and conditions.  For the calendar year ended December 31, 2013, the Adviser waived $140,309 of the transfer agent fees payable by the Colorado Investors Class of Prime Series, which reduced the total annual operating expenses of that class to 0.12% of average net assets. Of those fees waived, $111,290 was waived by the Adviser pursuant to an operating expense limitation agreement with the Adviser relating to the Colorado Investors Class that expired on October 31, 2013 and the remaining $29,019 was voluntarily waived by the Adviser.  The effect of this waiver is not reflected in the tables above because the operating expense limitation agreement has expired.

Government Series

Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets) (As A Percentage Of Average Net Assets)
Management Fees		0.09%
Distribution (12b-1) Fees		0.00%
Other Expenses:		0.13%
Transfer Agent Fees	0.08%
Other Operating Expenses	0.05%
Total Annual Fund Operating Expenses **		0.22%

** Pursuant to a voluntary fee reduction agreement with the Trust, the Adviser may, but is not obligated to, temporarily reduce investment advisory, administration or transfer agent fees payable by Government Series to help Government Series achieve a more competitive yield. Fees waived pursuant to the fee reduction agreement may be recouped by the Adviser for up to three years, subject to certain agreed upon terms and conditions. For the calendar year ended December 31, 2013, the Adviser voluntarily waived $145,931 of the fees payable by Government Series, which reduced the total annual operating expenses of Government Series to 0.14% of its average net assets.

Expense Examples

These examples are intended to help you compare the cost of investing in the Funds, or respective classes thereof, with the cost of investing in other mutual funds and share classes. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses of Prime Series, including each class of its shares, and of Government Series remain the same as they were during the calendar year ended December 31, 2013. The information relating to expenses does not reflect the impact of possible voluntary fee waivers by the Adviser in the future. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund/Class	1 Year	3 Years	5 Years	10 Years
Prime Series – Institutional Class	$16	$54	$97	$226
Prime Series – Colorado Investors Class	$15	$51	$92	$213
Government Series	$23	$71	$124	$281

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Approval of New Investment Advisory Agreements

The Adviser is an indirect, wholly-owned subsidiary of PFM I, LLC ("PFM I"). Effective as of June 30, 2014, the senior management of PFM I acquired all of the equity interest in PFM I and became the sole owners of PFM I (the “Transaction”). The Transaction resulted in a change in control of the Adviser and thus resulted in the automatic termination of the previous investment advisory agreements of the Funds (the "Previous Advisory Agreements") in accordance with their terms. In order for the Adviser to continue to provide investment advisory services to the Funds after the Transaction, new investment advisory agreements (the “New Advisory Agreements”), having the advisory fees described above, were unanimously approved by the Board of Trustees, including the vote of a majority of the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust. The New Advisory Agreements were approved by shareholders of Prime Series and Government Series, respectively, at a special meeting of shareholders held on June 23, 2014. Except for the fees payable under and the date of effectiveness of the New Advisory Agreements, the New Advisory Agreements are the same in all material respects as the Previous Advisory Agreements.

The date of this Supplement is July 2, 2014.

Please retain this Supplement for future reference.

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Prime Series

SNAP Fund Class Shares

Supplement to Prospectus and Statement of Additional Information

Dated October 31, 2013, as Supplemented November 26, 2013

The following supplements information contained in the Prospectus and Statement of Additional Information of the SNAP Fund Class (the “SNAP Class”) of Prime Series (the “Fund”), an investment portfolio of PFM Funds (the “Trust”), and replaces the supplement to the Prospectus and Statement of Additional Information of the SNAP Class dated May 16, 2014.

Effective July 1, 2014, the fees payable by the Fund to PFM Asset Management LLC, the investment adviser, administrator and transfer agent of the Fund (the “Adviser”), are as follows:

Investment Adviser Fees

The Fund pays the Adviser an investment advisory fee, accrued daily and payable monthly, which is determined by applying the following annual percentage rates to the average daily net assets of the Fund:

Fund Net Assets	Rate
First $2 billion	0.07%
Next $3 billion	0.065%
Next $5 billion	0.06%
Over $10 billion	0.05%

Administrator Fees

The Fund pays the Adviser a fee for administrative services computed at the annual rate of 0.02% of its average daily net assets. This fee is accrued daily and payable monthly.

Transfer Agent Fees

The SNAP Class of the Fund pays the Adviser a fee for transfer agent and shareholder services computed at the annual rate of 0.10% of its average daily net assets. This fee is accrued daily and payable monthly.

The following table shows the fees and expenses of the SNAP Class, assuming that expenses incurred by the SNAP Class (other than fees payable to the Adviser, which were modified effective July 1, 2014) remain the same as they were during the year ended December 31, 2013 and that the net assets of the SNAP Class and of each class of shares of the Fund are the same as they were during the year ended December 31, 2013. The tables reflect the effect of the contractual limitation on fees payable to the Adviser by the Fund, which is described further in the footnote below, but do not reflect the impact of any voluntary waiver of fees by the Adviser.

Summary of Fund Expenses

These are the fees and expenses you may pay when you buy and hold shares of the SNAP Class.

Prime Series – SNAP Class

Annual Fund Operating Expenses (Expenses That Are Deducted From Fund Assets) (As A Percentage Of Average Net Assets)
Management Fees		0.09%
Distribution (12b-1) Fees		0.00%
Other Expenses:		0.12%
Transfer Agent Fees	0.10%
Other Operating Expenses	0.02%
Total Annual Fund Operating Expenses		0.21%
Less: Contractual Fee Waivers*		(0.12)%
Net Annual Fund Operating Expenses		0.09%

* Under terms of an agreement between the Adviser and the Treasury Board of the Commonwealth of Virginia (the “Treasury Board”), the Adviser currently is required to waive a portion of its investment advisory, administration or transfer agency fees to the extent necessary so that such fees do not exceed an aggregate effective annual rate of 0.09% of the average daily net assets of the SNAP Class up to $1 billion, 0.065% of the average daily net assets of the SNAP Class from $1 billion to $3 billion and 0.05% of the average daily net assets of the SNAP Class in excess of $3 billion on an annualized basis ("Contractual Fee Waiver"). The Contractual Fee Waiver is effective through March 31, 2015 and may be extended for three 1-year periods from that date if mutually agreed to by the Adviser and the Treasury Board. The Contractual Fee Waiver effectively limits the investment advisory fees and administration fees the Adviser charges to the Fund as a whole.  The fees waived by the Adviser pursuant to the Contractual Fee Waiver are not subject to recoupment by the Adviser.

The Adviser has agreed to enter into a fee waiver agreement with the Fund that provides that during the two-year period following June 30, 2014, aggregate fees paid to the Adviser by each class of the Fund will not exceed the aggregate fees that would have been paid to the Adviser by such class under the fee structure in place prior to July 1, 2014 (taking into account the Contractual Fee Waiver). Pursuant to a voluntary fee reduction agreement with the Trust, the Adviser also may, but is not obligated to, temporarily reduce investment advisory, administration or transfer agent fees payable by the Fund to help the Fund or classes thereof achieve a more competitive yield.  Fees waived pursuant to the voluntary fee reduction agreement may be recouped by the Adviser for up to three years, subject to certain agreed upon terms and conditions.

Expense Examples

These examples are intended to help you compare the cost of investing in the SNAP Class with the cost of investing in other mutual funds and share classes. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses of the SNAP Class remain the same as they were during the calendar year ended December 31, 2013. The information relating to expenses does not reflect the impact of possible voluntary fee waivers by the Adviser in the future. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund/Class	1 Year	3 Years	5 Years	10 Years
Prime Series – SNAP Class	$9	$43	$93	$243

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Approval of New Investment Advisory Agreement

The Adviser is an indirect, wholly-owned subsidiary of PFM I, LLC ("PFM I"). Effective as of June 30, 2014, the senior management of PFM I acquired all of the equity interest in PFM I and became the sole owners of PFM I (the “Transaction”). The Transaction resulted in a change in control of the Adviser and thus resulted in the automatic termination of the previous investment advisory agreement of the Fund (the "Previous Advisory Agreement") in accordance with its terms. In order for the Adviser to continue to provide investment advisory services to the Fund after the Transaction, a new investment advisory agreement (the “New Advisory Agreement”), having the advisory fees described above, was unanimously approved by the Board of Trustees, including the vote of a majority of the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust. The New Advisory Agreement was approved by shareholders of the Fund, at a special meeting of shareholders held on June 23, 2014. Except for the fees payable under and the date of effectiveness of the New Advisory Agreement, the New Advisory Agreement is the same in all material respects as the Previous Advisory Agreement.

The date of this Supplement is July 2, 2014.

Please retain this Supplement for future reference.

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